Earnings per share (Details) - € / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share
New issue of shares for the purpose of calculating earning per share			0
Weighted number of shares outstanding	186,012,586	132,195,792	96,693,265
Basic loss per share	€ (2.21)	€ (0.98)	€ (1.03)